Deferred Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current			$ 98,000,000	$ 69,000,000
Deferred Revenue, Recognized, 2015	$ 98,000,000
Deferred Revenue, Recognized, 2016	24,000,000
Deferred Revenue, Recognized, 2017	19,000,000
Deferred Revenue, Recognized, 2018	18,000,000
Deferred Revenue, Recognized, 2019	12,000,000
Deferred Revenue, Recognized, Thereafter	19,000,000
Deferred Revenue, Total	136,000,000	$ 66,000,000	190,000,000	136,000,000
Movement in Deferred Revenue [Roll Forward]
Deferred Revenue, Period Beginning Balance	136,000,000	66,000,000
Additions	588,000,000	522,000,000
Amortization	(534,000,000)	(434,000,000)
Deferred Revenue, Reduction Due to Deconsolidation		(18,000,000)
Deferred Revenue, Period Ending Balance	190,000,000	136,000,000
Deferred Revenue, Noncurrent			92,000,000
Annual Listing Fee [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Total	0	0	0	0
Movement in Deferred Revenue [Roll Forward]
Deferred Revenue, Period Beginning Balance	0	0
Additions	358,000,000	330,000,000
Amortization	(358,000,000)	(330,000,000)
Deferred Revenue, Reduction Due to Deconsolidation		0
Deferred Revenue, Period Ending Balance	0	0
Original Listing Fee Revenues [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Recognized, 2015	7,000,000
Deferred Revenue, Recognized, 2016	7,000,000
Deferred Revenue, Recognized, 2017	7,000,000
Deferred Revenue, Recognized, 2018	7,000,000
Deferred Revenue, Recognized, 2019	6,000,000
Deferred Revenue, Recognized, Thereafter	16,000,000
Deferred Revenue, Total	35,000,000	7,000,000	50,000,000	35,000,000
Movement in Deferred Revenue [Roll Forward]
Deferred Revenue, Period Beginning Balance	35,000,000	7,000,000
Additions	20,000,000	31,000,000
Amortization	(5,000,000)	(3,000,000)
Deferred Revenue, Reduction Due to Deconsolidation		0
Deferred Revenue, Period Ending Balance	50,000,000	35,000,000
Other Listing Fee Revenues [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Recognized, 2015	15,000,000
Deferred Revenue, Recognized, 2016	15,000,000
Deferred Revenue, Recognized, 2017	11,000,000
Deferred Revenue, Recognized, 2018	10,000,000
Deferred Revenue, Recognized, 2019	6,000,000
Deferred Revenue, Recognized, Thereafter	2,000,000
Deferred Revenue, Total	46,000,000	3,000,000	59,000,000	46,000,000
Movement in Deferred Revenue [Roll Forward]
Deferred Revenue, Period Beginning Balance	46,000,000	3,000,000
Additions	29,000,000	47,000,000
Amortization	(16,000,000)	(4,000,000)
Deferred Revenue, Reduction Due to Deconsolidation		0
Deferred Revenue, Period Ending Balance	59,000,000	46,000,000
Market Data Fee and Other Revenues [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Recognized, 2015	76,000,000
Deferred Revenue, Recognized, 2016	2,000,000
Deferred Revenue, Recognized, 2017	1,000,000
Deferred Revenue, Recognized, 2018	1,000,000
Deferred Revenue, Recognized, 2019	0
Deferred Revenue, Recognized, Thereafter	1,000,000
Deferred Revenue, Total	55,000,000	56,000,000	$ 81,000,000	$ 55,000,000
Movement in Deferred Revenue [Roll Forward]
Deferred Revenue, Period Beginning Balance	55,000,000	56,000,000
Additions	181,000,000	114,000,000
Amortization	(155,000,000)	(97,000,000)
Deferred Revenue, Reduction Due to Deconsolidation		(18,000,000)
Deferred Revenue, Period Ending Balance	$ 81,000,000	$ 55,000,000